SHARE OPTIONS (Tables)	12 Months Ended
Dec. 31, 2023
SHARE OPTIONS
Schedule of assumptions used for estimating the fair value of options

	Years ended December 31,
	2021	2022	2023
Risk-free interest rate per annum	1.56%	4.43%	3.85%
Exercise multiple	2.8	2.8	2.8
Expected volatility	79.5%	79.0%	78.0%
Expected dividend yield	0%	0%	0%
Fair value of ordinary shares	$0.45	$0.369	$0.52
Expected terms (in years)	10	10	10

Summary of share option activity

		Weighted average
		exercise price
	Options granted	per option

Outstanding at January 1, 2023	4,423,900	$0.38
Granted	1,321,480	$0.32
Exercised	—	$—
Forfeited	(11,300)	$2.65
Outstanding at December 31, 2023	5,734,080	$0.36

Summary of information regarding the share options granted

	As of December 31, 2023
			Weighted-
		Weighted-	average remaining	Weighted-
		average exercise	contractual	Average
	Options Number	price per option	life (years)	intrinsic value

Options
Outstanding	5,734,080	$0.36	7.95	$0.19
Exercisable	5,734,080	$0.36	7.95	$0.19
Expected to vest	—	$—	—	$—